Property and Equipment - Schedule of Accumulated Impairment Losses of Property and Equipment (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Mar. 31, 2023
Acquisition cost
Acquisition cost beginning balance		¥ 3,672	¥ 2,179
Additions	[1]	549	2,065
Decrease due to lease term changes			(82)
Additions (transferred from Construction in progress)
Additions (business combination)		2
Sales and disposals		(1,500)	(490)
Acquisition cost ending balance		2,725	3,672
Accumulated depreciation and accumulated impairment loss
Accumulated depreciation and accumulated impairment losses beginning balance		(1,700)	(1,535)
Accumulated depreciation and accumulated impairment losses ending balance		(815)	(1,700)
Sales and disposals		1,496	360
Carrying amount
Property and equipment		1,909	1,973	¥ 1,795	¥ 644
Right of Use Assets [Member]
Acquisition cost
Acquisition cost beginning balance		2,972	1,535
Additions	[1]	418	1,758
Decrease due to lease term changes			(82)
Additions (transferred from Construction in progress)
Additions (business combination)
Sales and disposals		(1,329)	(240)
Acquisition cost ending balance		2,062	2,972
Accumulated depreciation and accumulated impairment loss
Accumulated depreciation and accumulated impairment losses beginning balance		(1,325)	(1,030)
Accumulated depreciation and accumulated impairment losses ending balance		(522)	(1,325)
Sales and disposals		1,329	136
Carrying amount
Property and equipment		1,539	1,647		505
Leasehold improvements [Member]
Acquisition cost
Acquisition cost beginning balance		253	455
Additions	[1]	4
Decrease due to lease term changes
Additions (transferred from Construction in progress)		406
Additions (business combination)		2
Sales and disposals		(123)	(202)
Acquisition cost ending balance		542	253
Accumulated depreciation and accumulated impairment loss
Accumulated depreciation and accumulated impairment losses beginning balance		(250)	(370)
Accumulated depreciation and accumulated impairment losses ending balance		(204)	(250)
Sales and disposals		123	194
Carrying amount
Property and equipment		338	3		85
Equipment and Fixtures [Member]
Acquisition cost
Acquisition cost beginning balance		149	189
Additions	[1]	7	4
Decrease due to lease term changes
Additions (transferred from Construction in progress)		13
Additions (business combination)
Sales and disposals		(48)	(44)
Acquisition cost ending balance		121	149
Accumulated depreciation and accumulated impairment loss
Accumulated depreciation and accumulated impairment losses beginning balance		(125)	(135)
Accumulated depreciation and accumulated impairment losses ending balance		(89)	(125)
Sales and disposals		44	30
Carrying amount
Property and equipment		32	24		54
Construction in progress [Member]
Acquisition cost
Acquisition cost beginning balance		299
Additions	[1]	120	303
Decrease due to lease term changes
Additions (transferred from Construction in progress)		(419)
Additions (business combination)
Sales and disposals			(4)
Acquisition cost ending balance			299
Accumulated depreciation and accumulated impairment loss
Accumulated depreciation and accumulated impairment losses beginning balance
Accumulated depreciation and accumulated impairment losses ending balance
Sales and disposals
Carrying amount
Property and equipment			299
Depreciation (charged to profit or loss) [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(511)	(500)
Depreciation (charged to profit or loss) [Member] | Right of Use Assets [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(426)	(406)
Depreciation (charged to profit or loss) [Member] | Leasehold improvements [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(77)	(74)
Depreciation (charged to profit or loss) [Member] | Equipment and Fixtures [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(8)	(20)
Depreciation (charged to profit or loss) [Member] | Construction in progress [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]
Depreciation (charged to intangible assets) [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(100)	(25)
Depreciation (charged to intangible assets) [Member] | Right of Use Assets [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]	(100)	(25)
Depreciation (charged to intangible assets) [Member] | Leasehold improvements [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]
Depreciation (charged to intangible assets) [Member] | Equipment and Fixtures [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]
Depreciation (charged to intangible assets) [Member] | Construction in progress [Member]
Accumulated depreciation and accumulated impairment loss
Depreciation	[2]

[1]	The assets recognized corresponding to asset retirement obligations are included in “Right-of-use assets.” The additions of asset retirement obligation of ¥35 million and ¥339 million for March 31, 2024 and 2025, respectively, were recorded for the leased office building due the remeasurement. See Note 23 “Provisions.”
[2]	Depreciation on property and equipment is generally included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income, except when it is attributable to “Internally generated intangible assets,” which represents amounts capitalized as software. When attributable to “Internally generated intangible assets” such amounts are recognized in “Intangible assets” in the consolidated statements of financial position.